UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      FrontPoint Partners, L.P.
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number:  28-10354
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      TA McKinney
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Title:     Authorized Signatory
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Phone:     203-622-5467
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Signature, Place, and Date of Signing:

          /s/  TA McKinney          Greenwich, Connecticut     August 15, 2011
       ------------------------   --------------------------  ---------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             11
                                               -------------

Form 13F Information Table Value Total:            434,545
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRGAS INC                   COM            009363102    1,751    25,000 SH  CALL SOLE       0           25,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105    1,180    16,000 SH       SOLE       0           16,000      0    0
GEN-PROBE INC NEW            COM            36866T103    1,245    18,000 SH       SOLE       0           18,000      0    0
HARVEST NATURAL RESOURCES IN COM            41754V103    1,875   170,000 SH       SOLE       0          170,000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A 53071M708      715     9,500 SH       SOLE       0            9,500      0    0
MARATHON OIL CORP            COM            565849106    2,897    55,000 SH       SOLE       0           55,000      0    0
RALCORP HLDGS INC NEW        COM            751028101    1,645    19,000 SH       SOLE       0           19,000      0    0
SHAW GROUP INC               COM            820280105   15,407   510,000 SH  CALL SOLE       0          510,000      0    0
SOUTHERN UN CO NEW           COM            844030106    1,405    35,000 SH       SOLE       0           35,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  397,890 3,015,000 SH  PUT  SOLE       0        3,015,000      0    0
TEREX CORP NEW               COM            880779103    8,535   300,000 SH  CALL SOLE       0          300,000      0    0